STATEMENT OF OPERATIONS (Parenthetical)		1 Months Ended
	Mar. 31, 2026 shares	Mar. 31, 2026 shares	Mar. 23, 2026 shares
Founder shares subject to forfeiture upon over allotment	500,000	500,000	500,000
Common stock, Shares, Outstanding	4,033,333	4,033,333
Shares forfeited and canceled	66,667
Founder Shares [Member]
Stockholders' equity note, stock split, conversion ratio		1.33333
Founder Shares [Member] | Sponsor [Member]
Common stock, Shares, Outstanding	3,833,333	3,833,333
EBC Founder Shares [Member]
Stockholders' equity note, stock split, conversion ratio		1.33333
EBC Founder Shares [Member] | EBC [Member]
Common stock, Shares, Outstanding	266,667	266,667
Shares forfeited and canceled	66,667